Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	21
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$427,258,527.81	0.9090607	$399,968,688.20	0.8509972	$27,289,839.61
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$617,588,527.81	0.4659885	$590,298,688.20	0.4453975	$27,289,839.61

Weighted Avg. Coupon (WAC)	3.23%		3.23%
Weighted Avg. Remaining Maturity (WARM)	40.08		39.16
Pool Receivables Balance	$650,079,710.37		$622,147,315.00
Remaining Number of Receivables	51,953		50,996

Adjusted Pool Balance	$637,618,728.19		$610,328,888.58

III. COLLECTIONS

Principal:
Principal Collections	$26,620,278.27
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$709,188.26
Total Principal Collections	$27,329,466.53

Interest:
Interest Collections	$1,787,825.14
Late Fees & Other Charges	$70,104.33
Interest on Repurchase Principal	$-
Total Interest Collections	$1,857,929.47

Collection Account Interest	$6,674.03
Reserve Account Interest	$891.54
Servicer Advances	$-

Total Collections	$29,194,961.57

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	21
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$29,194,961.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,194,961.57

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$541,733.09	$-	$541,733.09	$541,733.09
Collection Account Interest					$6,674.03
Late Fees & Other Charges					$70,104.33
Total due to Servicer					$618,511.45

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$320,443.90		$320,443.90
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$443,156.90		$443,156.90	$443,156.90

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$27,974,295.22

9. Regular Principal Distribution Amount:					$27,289,839.61

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$27,289,839.61
Class A-4 Notes				$-
Class A Notes Total:		$27,289,839.61		$27,289,839.61
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$27,289,839.61		$27,289,839.61

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					684,455.61

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,460,982.18
Beginning Period Amount	$12,460,982.18
Current Period Amortization	$642,555.76
Ending Period Required Amount	$11,818,426.42
Ending Period Amount	$11,818,426.42
Next Distribution Date Required Amount	$11,193,966.74

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	21
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.14%	3.28%	3.28%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.34%	50,147	97.66%	$607,573,857.21
30 - 60 Days	1.24%	634	1.73%	$10,789,711.59
61 - 90 Days	0.34%	173	0.49%	$3,018,626.86
91-120 Days	0.08%	41	0.12%	$746,710.66
121 + Days	0.00%	1	0.00%	$18,408.68
Total		50,996		$622,147,315.00

Delinquent Receivables 30+ Days Past Due
Current Period	1.66%	849	2.34%	$14,573,457.79
1st Preceding Collection Period	1.68%	875	2.34%	$15,185,446.48
2nd Preceding Collection Period	1.55%	824	2.12%	$14,441,289.82
3rd Preceding Collection Period	1.40%	752	1.92%	$13,584,906.94
Four-Month Average	1.57%		2.18%

Repossession in Current Period		62		$1,140,256.08
Repossession Inventory		118		$571,401.03

Current Charge-Offs
Gross Principal of Charge-Offs				$1,312,117.10
Recoveries				$(709,188.26)
Net Loss				$602,928.84

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.11%

Average Pool Balance for Current Period				$636,113,512.68

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.14%
1st Preceding Collection Period				0.82%
2nd Preceding Collection Period				0.56%
3rd Preceding Collection Period				1.09%
Four-Month Average				0.90%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		84	1,652	$27,738,114.59
Recoveries		64	1,363	$(14,199,131.25)
Net Loss				$13,538,983.34
Cumulative Net Loss as a % of Initial Pool Balance				0.99%

Net Loss for Receivables that have experienced a Net Loss *		72	1,437	$13,575,809.89
Average Net Loss for Receivables that have experienced a Net Loss				$9,447.33

Principal Balance of Extensions				$3,027,388.92
Number of Extensions				173

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.